Business combination	12 Months Ended
Dec. 31, 2024
Business combination
Business combination

5.	Business combination

Acquisition of Shopline Corporation Limited (“Shopline”)

Shopline is a company that operates an e-commerce online platform, together with other ancillary services including logistics, payments and marketing, to enable and facilitate merchants to establish their e-commerce operations. Prior to this acquisition, the Company had an equity interest in Shopline and was accounted for using the equity method. On August 22, 2022, the Company announced that it has entered into a share subscription agreement with Shopline and the transaction was completed on September 6, 2022 and is accounted for as a business combination. Under the agreement, the Company subscribed for series B preferred shares of Shopline for an aggregate cash consideration of US$182.9 million. The Company previously held interests in this acquiree before the acquisition and the fair value of the previously held equity interest is considered part of the consideration of this acquisition. After the completion of this acquisition, the Company has an effective shareholding of 70.4% in Shopline, net of the potential dilution impact of employee share options as referenced in Note 26(b).

The following table summarizes the components of the purchase consideration transferred based on the closing price of the Company’s common share as of the acquisition date:

As of acquisition date
US$

Cash	182,892
Fair value of previously held equity interest in Shopline	440,692
Elimination of preexisting amounts due from Shopline	76,226
Total consideration	699,810

The amount of the preexisting amounts due from Shopline of US$76,226 was included as part of the consideration, which was effectively eliminated upon the acquisition.

The results of operations since the acquisition dates of the acquiree was not significant to the Group’s consolidated results of operations.

In accordance with ASC 805, the Company’s previously held equity interest in Shopline was re-measured to fair value on the acquisition date, and a re-measurement gain of US$440,692 was recognized as gain on fair value changes of investments in 2022.

5.	Business combination (continued)

Acquisition of Shopline Corporation Limited (“Shopline”) (continued)

The acquisition was accounted for as a business combination. The Group made estimates and judgments in determining the fair value of the assets acquired and liabilities assumed with the assistance from an independent valuation firm. The consideration was allocated on the acquisition date as follows:

As of acquisition date
US$

Net tangible assets acquired:
-Cash and cash equivalents, restricted cash and cash equivalents and restricted short-term deposits	210,030
-Accounts receivables	12,840
-Right-of-use assets, net	12,192
-Prepayments and other current assets	27,286
-Property and equipment, net	2,474
Identifiable intangible assets acquired:
-Trademark	144,000
-Software	298
-Domain names	254
Accrued liabilities and other liabilities	(113,928)
Lease liabilities	(12,230)
Deferred revenue	(20,336)
Deferred tax liabilities	(28,800)
Goodwill	708,471
Non-controlling interests	(222,741)
Mezzanine Equity	(20,000)
Total	699,810

The Company estimated the fair value of the acquired trademark using the relief from royalty method. The value is estimated as the present value of the after-tax cost savings at an appropriate discount rate. The Company’s determination of the fair value of the acquired trademark involved the use of estimates and assumptions related to revenue growth rates, royalty rates and discount rates. The estimated useful lives of the trademark is 10 years.

The fair value of the non-controlling interest was calculated after determination of an overall enterprise value for the Company. The Company, through a third-party valuation expert, determined the enterprise value using the Option Pricing Model (“OPM”) Backsolve approach under the market approach.

The goodwill was mainly attributable to intangible assets that cannot be recognized separately as identifiable assets under U.S. GAAP and mainly comprised (a) the assembled work force and (b) the expected future growth, enhancing world-class user experiences and expansion in global markets as a result of the synergy resulting from the acquisition. The goodwill recognized is not expected to be deductible for income tax purpose.

5.	Business combination (continued)

Acquisition of Shopline Corporation Limited (“Shopline”) (continued)

Pro forma information of the acquisition

The following unaudited pro forma information summarizes the results of operations for the year ended December 31, 2021 and 2022 of the Company as if the acquisition had occurred on January 1, 2021. The unaudited pro forma information includes: (i) amortization associated with estimates for the acquired intangible assets and corresponding deferred tax liability; (ii) removal of the share of loss in JOYY’s previously held interests in Shopline accounted for using equity method; (iii) removal of the remeasurement gain of JOYY’s previously held interests in Shopline; (iv) elimination of transaction between Shopline and the Group; (v) allowance for doubtful accounts related to preexisting amounts due from Shopline, if any, and (vi) the associated tax impact on these unaudited pro forma adjustments. The following pro forma financial information is presented for informational purposes only and is not necessarily indicative of the results that would have occurred had the acquisition been completed on January 1, 2021, nor is it indicative of future operating results.

For the year ended December 31,
2022
US$

Pro forma net revenues	2,493,333
Pro forma net loss	(415,250)